Consolidated Statements of Changes in Equity (Capital Deficiency) (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Placement of shares
Statement Line Items [Line Items]
Net of issuance costs		$ 187	$ 422
Public offering
Statement Line Items [Line Items]
Net of issuance costs	$ 661	$ 840